UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     11/12/2003
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           70
                                         -----------
Form 13F Information Table Value Total:     $114,670
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579y101     3633   52604 SH       Sole                 0    800  51404
ABBOTT LABORATORIES            COM              002824100      111    2600 SH       Sole                 0      0   2600
AGCO CORP COM                  COM              001084102      658   38400 SH       Sole             21000      0  17200
AGRIUM INC                     COM              008916108      716   57000 SH       Sole             30000      0  26700
ALTRIA GROUP INC               COM              02209s103     1139   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      587   13026 SH       Sole                 0      0  13026
AMERICAN INTERNATIONAL GROUP I COM              026874107     4805   83269 SH       Sole              6700    950  75019
AOL TIME WARNER INC            COM              00184a105        ?   10500 SH       Sole                 0      0  10300
APPLERA CORP COM CELERA GENOMI COM              038020202      278   23800 SH       Sole             15000      0   8500
ARCHER-DANIELS-MIDLAND CO      COM              039483102      530   40400 SH       Sole             23000      0  16900
ARMOR HLDGS INC COM            COM              042260109     2292  136850 SH       Sole                 0   2300 133500
BRISTOL MYERS SQUIBB CO        COM              110122108     1132   44096 SH       Sole                 0      0  44096
CATERPILLAR INC                COM              149123101       21     300 SH       Sole                 0      0    300
CHEVRONTEXACO CORP             COM              166764100      471    6596 SH       Sole                 0      0   6596
CISCO SYSTEMS INC              COM              17275r102     2634  134818 SH       Sole                 0      0 134818
CITIGROUP INC                  COM              172967101     3781   83081 SH       Sole              8900    550  72981
CLARUS CORP DEL                COM              182707109      149   21750 SH       Sole                 0      0  21750
COCA COLA CO                   COM              191216100     3307   76974 SH       Sole                 0   1300  75174
COLGATE PALMOLIVE CO           COM              194162103      506    9050 SH       Sole                 0      0   9050
COMCAST CORPORATION NEW SPL CL COM              20030n200     3524  118850 SH       Sole                 0   1900 116250
DEERE & CO                     COM              244199105      449    8418 SH       Sole                 0      0   8418
DELL INC                       COM              24702r101     2775   83020 SH       Sole                 0   1650  80670
DEVON ENERGY CORP NEW          COM              25179M103      333    6900 SH       Sole              3800      0   3000
DOW CHEMICAL CO                COM              260543103      217    6678 SH       Sole                 0      0   6678
E I DU PONT DE NEMOURS & CO    COM              263534109       96    2400 SH       Sole                 0      0   2400
EMERSON ELECTRIC CO            COM              291011104      370    7026 SH       Sole                 0      0   7026
ENCANA CORP                    COM              292505104      295    8100 SH       Sole              5500      0   2600
ENSCO INTL INC COM             COM              26874Q100      236    8800 SH       Sole              5800      0   3000
EXXON MOBIL CORP               COM              30231g102     6564  179341 SH       Sole                 0   1700 177091
FOREST LABS INC COM            COM              345838106      221    4300 SH       Sole                 0      0   4300
GENERAL ELECTRIC CO            COM              369604103     7872  264062 SH       Sole                 0   1900 261512
GENERAL MILLS INC              COM              370334104      452    9600 SH       Sole                 0      0   9600
GENERAL MOTORS CORP COM        COM              370442105      728   17796 SH       Sole              5000      0  12696
GILLETTE CO                    COM              375766102     3688  115320 SH       Sole              8000   1700 104770
GLOBALSANTAFE CORP             COM              g3930e101      371   15500 SH       Sole              8000      0   7500
HOME DEPOT INC                 COM              437076102     2782   87354 SH       Sole                 0   1300  85554
HONEYWELL INTL INC             COM              438516106     2583   98025 SH       Sole             17000   1850  77975
INTEL CORP                     COM              458140100     4092  148750 SH       Sole              8000   2000 137650
INTERNATIONAL BUSINESS MACHINE COM              459200101     1217   13782 SH       Sole                 0      0  13782
J P MORGAN CHASE & CO          COM              46625h100     1619   47160 SH       Sole             15000      0  31860
JOHNSON & JOHNSON              COM              478160104     3007   60719 SH       Sole                 0    700  59719
MCCORMICK & CO INC NON-VOTING  COM              579780206     1318   48050 SH       Sole                 0   1100  46550
MCDONALDS CORP                 COM              580135101      624   26500 SH       Sole                 0      0  26500
MERCK & CO INC                 COM              589331107     7793  153956 SH       Sole              8500    900 143906
MICROSOFT CORP                 COM              594918104     6558  235712 SH       Sole                 0   2100 232812
NEUBERGER BERMAN INC.          COM              641234109     1746   41700 SH       Sole                 0    900  40450
NORTHERN TRUST CORP            COM              665859104     1574   37175 SH       Sole                 0    800  36075
PEPSICO INC                    COM              713448108      738   16100 SH       Sole                 0      0  16100
PFIZER INC                     COM              717081103     4449  146460 SH       Sole                 0   1750 144060
PROCTER & GAMBLE CO            COM              742718109      297    3200 SH       Sole                 0      0   3200
ROWAN COS INC COM              COM              779382100      383   15600 SH       Sole              8000      0   7600
SCHERING PLOUGH CORP           COM              806605101      232   15200 SH       Sole                 0      0  15200
SCHLUMBERGER LTD               COM              806857108      598   12350 SH       Sole                 0      0  12350
SEALED AIR CORP NEW            COM              81211k100      623   13200 SH       Sole                 0      0  13200
SYSCO CORP                     COM              871829107      327   10000 SH       Sole                 0      0  10000
TEXAS INSTRUMENTS INC          COM              882508104      531   23300 SH       Sole             13000      0  10200
UNITED TECHNOLOGIES CORP       COM              913017109     3683   47655 SH       Sole                 0    650  46705
UNIVISION COMMUNICATIONS INC C COM              914906102     2071   64855 SH       Sole                 0   1445  62858
VALUE LINE INC COM             COM              920437100     1914   39875 SH       Sole                 0    600  39075
VIACOM INC-CL B                COM              925524308      213    5561 SH       Sole                 0      0   5561
WAL-MART STORES INC            COM              931142103      665   11900 SH       Sole                 0      0  11900
WALT DISNEY CO HOLDING CO      COM              254687106     4102  203358 SH       Sole                 0   2450 199858
WEATHERFORD INTERNATIONAL LTD  COM              g95089101      264    7000 SH       Sole              4000      0   3000
WEYERHAEUSER CO                COM              962166104      459    7850 SH       Sole                 0      0   7850
WYETH COM                      COM              983024100      574   12450 SH       Sole                 0      0  12450
csusaol                        COM                             196   13000 SH       Sole             13000      0      0
BP P L C SPONSORED ADR (FRM BP                  055622104      523   12425 SH       Sole                 0      0  12425
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      220    5200 SH       Sole                 0      0   5200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      366    8272 SH       Sole                 0      0   8272
OIL SVC HOLDRS TR OIL SVC HOLD                  678002106     1388   24100 SH       Sole                 0    500  23200

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